Summary of significant accounting policies (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ (53,098,649)	$ (4,654,679)	$ 2,543,813
Weighted average outstanding shares of ordinary shares (B) basic	1,836,043	590,694	302,410
Weighted average outstanding shares of ordinary shares (B) potentially dilutive shares from convertible promissory notes			401,996
Weighted average outstanding ordinary shares (B) diluted	1,836,043	590,694	704,406
Earnings per share
(Loss) earnings per ordinary share - basic (A/B)	$ (28.92)	$ (2.54)	$ 0.70
(Loss) earnings per ordinary share - diluted (A/B)	$ (28.92)	$ (2.54)	$ 0.30